BALANCE SHEET COMPONENTS	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Balance Sheet Related Disclosures [Abstract]
BALANCE SHEET COMPONENTS

NOTE 3. BALANCE SHEET COMPONENTS

As further described in Note 1, the Company was in default under its lease, and the Landlord was in the process of pursuing available remedies in advance of the lease term that would otherwise expire in June 2025. In April 2025, the Landlord obtained a default judgment against the Company in the amount of $409,278. The Landlord may exercise rights under the lease agreement and applicable law with respect to a lessee in default and such lessee’s assets located on the premises, including the removal and disposal of inventories and property and equipment remaining on the property. As such, as of March 31, 2025, the Company determined that, based on the assumption that the Landlord would fully exercise its rights with respect to all assets remaining on the premises, (i) it no longer had control over the inventory and that recovery was not probable, therefore, inventory was written down to a net realizable value of zero, (ii) the carrying value of its property and equipment, all of which was at the leased location, was no longer recoverable, and the assets were written down to a net book value of zero, and (iii) the right-of-use asset associated with this lease was fully impaired, as the Company could no longer use the leased premises, each of which is recorded within loss on impairment of inventories, property and equipment and operating lease right-of-use asset on the condensed consolidated statement of operations for the three months ended March 31, 2025.

Inventories, Net

Inventories, net as of March 31, 2025 and December 31, 2024 consisted of the following:

	March 31, 2025	December 31, 2024
Raw materials and supplies	$—	$1,913,013
Work-in-process	—	161,137
Finished goods	—	613,786
Inventories, gross	—	2,687,936
Less: inventory reserve	—	(1,161,469)
Inventories, net	$—	$1,526,467

During the three months ended March 31, 2025 and 2024, the Company recorded net lower of cost or net realizable value charges of nil and $28,012, respectively. As of March 31, 2025, in connection with the lease default described above, inventory was written down to a net realizable value of zero through a $1,526,467 loss recorded within loss on impairment of inventories, property and equipment and operating lease right-of-use asset on the condensed consolidated statement of operations for the three months ended March 31, 2025.

Property and Equipment, Net

Property and equipment, net as of March 31, 2025 and December 31, 2024 consisted of the following:

	March 31, 2025	December 31, 2024
Machinery and equipment	$7,203,592	$7,203,592
Leasehold improvements	897,948	897,948
Furniture and office equipment	205,897	205,897
Computer equipment and software	197,386	197,386
Property and equipment, gross	8,504,823	8,504,823
Less: accumulated depreciation and amortization	(4,116,543)	(3,670,094)
Less: impairment of property and equipment	(4,388,280)	—
Property and equipment, net	$—	$4,834,729

Depreciation and amortization expense related to property and equipment was $446,449 and $256,895 during the three months ended March 31, 2025 and 2024, respectively.

Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets as of March 31, 2025 and December 31, 2024 consisted of the following:

	March 31, 2025	December 31, 2024
Prepaid insurance	$168,063	$123,959
Other prepaid assets	160,623	28,521
Other current assets	51,850	10,269
Total prepaid expenses and other current assets	$380,536	$162,749

Accrued Expenses

Accrued expenses as of March 31, 2025 and December 31, 2024 consisted of the following:

	March 31, 2025	December 31, 2024

Accrued legal, accounting and professional fees	$2,648,037	$2,448,594
Accrued transaction costs related to the reverse recapitalization	503,599	503,600
Accrued payroll and benefits	341,956	357,953
Accrued lease-related payables	289,558	54,288
Accrued taxes payable	269,147	232,966
Accrued interest	40,325	560,501
Other	210,020	143,293
Total accrued expenses	$4,302,642	$4,301,195

NOTE 4. BALANCE SHEET COMPONENTS

Inventories, Net

Inventories, net as of December 31, 2024 and 2023 consisted of the following:

	Year ended December 31,
	2024	2023
Raw materials and supplies	$1,913,013	$1,973,634
Work-in-process	161,137	158,346
Finished goods	613,786	457,752
Inventories, gross	2,687,936	2,589,732
Less: inventory reserve	(1,161,469)	(1,133,457)
Inventories, net	$1,526,467	$1,456,275

During the years ended December 31, 2024 and 2023, the Company recorded net adjustments to inventories for LCNRV, obsolescence, or scrap of approximately $28,012 and $640,000, respectively. The adjustment to inventory during the year ended December 31, 2023 was primarily related to fully reserving inventory related to the Company's AO series as it shifted focus to producing the newer BLTM series, offset by scrap adjustments.

Property and Equipment, Net

Property and equipment, net as of December 31, 2024 and 2023 consisted of the following:

	Year ended December 31,
	2024	2023
Machinery and equipment	$7,203,592	$7,179,629
Leasehold improvements	897,948	897,948
Furniture and office equipment	205,897	205,897
Computer equipment and software	197,386	197,386
Property and equipment, gross	8,504,823	8,480,860
Less: accumulated depreciation and amortization	(3,670,094)	(2,829,884)
Property and equipment, net	$4,834,729	$5,650,976

Depreciation and amortization expense related to property and equipment was $790,529 and $505,898 for the years ended December 31, 2024 and 2023, respectively.

Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets as of December 31, 2024 and 2023 consisted of the following:

	Year ended December 31,
	2024	2023
Prepaid insurance	$123,959	$61,342
Other prepaid assets	28,521	94,653
Other current assets	10,269	260
Total prepaid expenses and other current assets	$162,749	$156,255

Accrued Expenses

Accrued expenses as of December 31, 2024 and 2023 consisted of the following:

	Year ended December 31,
	2024	2023
Accrued payroll and related benefits	$357,953	$754,904
Accrued legal, accounting and professional fees	2,448,594	838,865
Accrued transaction costs related to the reverse recapitalization	503,600	503,600
Accrued taxes payable	232,966	89,346
Accrued interest	560,501	87,265
Other	197,581	225,677
Total accrued expenses	$4,301,195	$2,499,657